Business Combination (Tables)	3 Months Ended
Mar. 31, 2021
Business Combination
Schedule of Reconciliation of the elements of the Business Combination

The following table reconciles the elements of the Business Combination to the unaudited condensed consolidated statements of stockholders’ equity and cash flows for the three months ended March 31, 2021:

Recapitalization
Cash-Novus trust and cash, net of redemptions	$99,896
Cash-PIPE financing	375,000
Non-cash Convertible Note conversion	30,808
Non-cash net liabilities assumed from Novus	(2,850)
Less: Fair value of assumed common stock Private Warrants	(45,565)
Less: transaction costs allocated to equity	(23,762)
Net impact on total stockholders’ equity	433,527
Less: cash payments for transaction costs at Closing	(2,634)
Less: non-cash Convertible Note conversion	(30,808)
Add: non-cash net liabilities assumed from Novus	2,850
Add: non-cash fair value of assumed common stock Private Warrants	45,565
Net impact on net cash provided by financing activities	448,500
Less: transaction costs included in net cash used in operating activities(a)	(13,261)
Total net increase in cash and cash equivalents	$435,239

(a) Including transaction costs in the amount of $2,887 allocated to the Private Warrants